Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Marketable securities	€ 1,761	€ 1,946
Swap contracts	972	(3,996)
Currency swap	1,776	3,274
Dori Energy loan	8,863	8,495
Financial power swap	€ (63,169)	€ (20,894)
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Market price	Market price
Swap contracts [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Dori Energy loan [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the required adjustments for the specific loan. The discounting rate was estimated at approximately 11% and the expected annual change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 2.5%.	Fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 11% and the expected annual change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities	€ 1,761	€ 1,946
Swap contracts	0	0
Currency swap	0	0
Dori Energy loan	0	0
Financial power swap	0	0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities	0	0
Swap contracts	972	(3,996)
Currency swap	1,776	3,274
Dori Energy loan	0	0
Financial power swap	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Marketable securities	0	0
Swap contracts	0	0
Currency swap	0	0
Dori Energy loan	8,863	8,495
Financial power swap	€ (63,169)	€ (20,894)